Note 11 - Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2017	2018	2019
Income:
Net loss attributable to common shareholders	(13,404)	(11,134)	(30,985)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	53,169	909,072	2,927,608
Loss per share, basic and diluted	(251)	(12.20)	(10.58)